Subordinated Notes and Debentures	9 Months Ended
Jul. 31, 2020
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Subordinated Notes and Debentures

NOTE 13: SUBORDINATED NOTES AND DEBENTURES

Issues

On April 22, 2020, the Bank issued $3 billion of non-viability contingent capital (NVCC) medium-term notes constituting subordinated indebtedness of the Bank (the “Notes”). The Notes will bear interest at a fixed rate of 3.105% per annum (paid semi-annually) until April 22, 2025, and at the three-month Bankers’ Acceptance rate plus 2.16% thereafter (paid quarterly) until maturity on April 22, 2030. With the prior approval of OSFI, the Bank may, at its option, redeem the Notes on or after April 22, 2025, in whole or in part, at par plus accrued and unpaid interest. Not more than 60 nor less than 30 days’ notice is required to be given to the Notes’ holders for such redemptions.

Redemptions

On June 24, 2020, the Bank redeemed all of its outstanding $1.5 billion 2.692% NVCC subordinated debentures due June 24, 2025, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.

On August 17, 2020, the Bank announced its intention to redeem on September 30, 2020 all of its outstanding $1 billion 2.982% NVCC subordinated debentures due September 30, 2025, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.